Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,472,000
Previously Paid Amount	0.00
Total Fee Amount	531.56
Total Offset Amount	0.00
Net Fee	531.56
Narrative - Max Aggregate Offering Price	$ 3,472,000
Final Prospectus	true